GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL
Schedule of changes in the carrying amount of goodwill
	2016	2017
	RMB	RMB
Balance at beginning of period	217,394	217,394
Acquisition of Lagou	—	804,060

Balance at end of period	217,394	1,021,454